EQUITY TRANSACTIONS (Details) $ / shares in Units, $ in Thousands						12 Months Ended
	Nov. 18, 2025 USD ($) $ / shares shares	Jul. 14, 2025 USD ($) $ / shares shares	Dec. 09, 2024 shares	Mar. 27, 2024 shares	Jan. 05, 2024 $ / shares shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 29, 2025 $ / shares shares	Jan. 07, 2025 $ / shares shares	Nov. 06, 2024 USD ($) $ / shares shares
EQUITY TRANSACTIONS
Authorized share capital (in shares)									38,800,000,000	8,800,000,000
Ordinary shares, par value per share | $ / shares									$ 0.00005	$ 0.00005
Preference shares, par value | $ / shares										$ 0.00005
Share-based compensation, shares						38,644,400	40,318,000	47,419,000
Number of shares issued		45,278,600	369,031,800
Cash Consideration | $						$ 65
ADS
EQUITY TRANSACTIONS
Issuance of ordinary shares from exercise of Series B warrants, shares					5,000
Shares issued per share | $ / shares					$ 6
Class A ordinary shares
EQUITY TRANSACTIONS
Ordinary shares, par value per share | $ / shares						$ 0.00005	$ 0.00005
Preference shares, par value | $ / shares									$ 0.00005
Authorized share capital, ordinary shares						38,399,870,000	1,599,935,000
Number of votes per share | Vote						1
Issuance of ordinary shares from exercise of share options, shares						10,000
Share-based compensation, shares						38,644,400	40,318,000	47,419,000
Issuance of ordinary shares from exercise of Series B warrants, shares					500,000		500,000
Issuance of ordinary shares as incentive shares, shares				2,291,280			2,291,280
Number of shares per American Depositary Share		100									100
Number of shares issued during period				2,291,280		188,530,600	72,026,600
Number of shares issued						45,278,600	369,031,800
Ordinary shares, outstanding						1,867,853,490	1,595,399,890
Ordinary shares, issued						1,867,853,490	1,595,399,890
Class A ordinary shares | Ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares									38,399,870,000	8,399,935,000
Class A ordinary shares | At-the-Market Offering
EQUITY TRANSACTIONS
Number of shares issued during period						188,530,600	72,026,600
Class B ordinary shares
EQUITY TRANSACTIONS
Ordinary shares, par value per share | $ / shares						$ 0.00005	$ 0.00005
Authorized share capital, ordinary shares						400,000,000	400,000,000		400,000,000
Number of votes per share | Vote						10
Number of each ordinary share convertible						1
Ordinary shares, outstanding						99	99
Ordinary shares, issued						99	99
Class B ordinary shares | Ordinary shares
EQUITY TRANSACTIONS
Authorized share capital, ordinary shares										400,000,000
Class A preference shares
EQUITY TRANSACTIONS
Preference shares, par value | $ / shares						$ 0.00005	$ 0.00005
Preferred stock shares authorized						65,000	65,000		65,000	65,000
ADS
EQUITY TRANSACTIONS
Ordinary shares, par value per share | $ / shares		$ 0.00005									$ 0.00005
Aggregate offering price | $		$ 120,000									$ 9,600
Number of shares issued during period						1,885,306	720,266
Preferred Class A II
EQUITY TRANSACTIONS
Preference shares, par value | $ / shares						$ 0.00005	$ 0.00005
Preferred stock shares authorized						65,000	0		65,000
Voting right equivalent to Class A ordinary shares	400,000					400,000
Shares issued per share | $ / shares	$ 1
Number of shares issued during period	65,000					65,000
Cash Consideration | $	$ 65